Subsequent Events (Details) - USD ($) $ in Millions			1 Months Ended
	Mar. 15, 2017	Jan. 18, 2017	Feb. 15, 2017	Mar. 01, 2017	Feb. 27, 2017	Feb. 24, 2017	Dec. 31, 2016	Nov. 17, 2016	Dec. 31, 2015
Subsequent Events (Textual)
Common stock, shares issued							272,269,446		172,254,446
Wight International Construction LLC [Member] | Contribution Agreement [Member]
Subsequent Events (Textual)
Common stock, shares issued								100,000,000
Subsequent Events [Member] | Wight International Construction LLC [Member] | Contribution Agreement [Member]
Subsequent Events (Textual)
Principal amount		$ 200
Working capital		50	$ 50
Construction fund	$ 150	$ 150
Failed to provide working capital funding			$ 50
Return of common stock, shares				100,000,000	100,000,000
Common stock, shares issued						100,000,000